INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2024	$ 0	$ 808,974	$ (730,045)	$ 78,929
Beginning balance (Shares) at Dec. 31, 2024	169,397,030
Issuance of common shares and warrants, net of issuance costs	$ 0	37,289	0	37,289
Issuance of common shares and warrants, net of issuance costs (Shares)	28,776,978
Exercise of shares options	$ 0	102	0	102
Exercise of shares options (Shares)	138,607
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (Shares)	734,752
Share-based compensation	$ 0	4,087	0	4,087
Net Loss	0	0	(12,642)	(12,642)
Ending balance at Mar. 31, 2025	$ 0	850,452	(742,687)	107,765
Ending balance (Shares) at Mar. 31, 2025	199,047,367
Beginning balance at Dec. 31, 2025	$ 0	875,558	(797,840)	77,718
Beginning balance (Shares) at Dec. 31, 2025	214,090,980
Issuance of ordinary shares, net of issuance costs	$ 0	4,158	0	4,158
Issuance of ordinary shares, net of issuance costs (Shares)	6,163,432
Exercise of shares options	$ 0	18	0	18
Exercise of shares options (Shares)	31,607
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (Shares)	1,079,315
Share-based compensation	$ 0	3,969	0	3,969
Net Loss	0	0	(26,199)	(26,199)
Ending balance at Mar. 31, 2026	$ 0	$ 883,703	$ (824,039)	$ 59,664
Ending balance (Shares) at Mar. 31, 2026	221,365,334